                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-04911
                                  ----------------------------------------------

             State Street Research Financial Trust
        ------------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

             One Financial Center, Boston, MA 02111
        ------------------------------------------------------------------------
             (Address of principal executive offices)    (Zip code)

             Francis J. McNamara, III, Secretary
             State Street Research
             One Financial Center, Boston, MA 02111
        ------------------------------------------------------------------------
             (Name and address of agent for service)

Registrant's telephone number, including area code: 617-357-1200
                                                   ------------------
Date of fiscal year end:  02/28/04
                        -----------------
Date of reporting period:  03/1/03 - 08/31/03
                         ----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

ITEM 1 (REPORT TO SHAREHOLDERS): The Semiannual Report is attached.

[STATE STREET RESEARCH LOGO]

[GRAPHIC]

HEALTH SCIENCES FUND

AUGUST 31, 2003





SEMIANNUAL REPORT TO SHAREHOLDERS

TABLE OF CONTENTS

 3       Performance Discussion
 4       Portfolio Holdings
 5       Financial Statements
 9       Financial Highlights
12       Trustees and Officers

FROM THE CHAIRMAN
   STATE STREET RESEARCH

The uncertainty that plagued the markets early in the six-month period ended August 31, 2003, gave way to optimism as a military victory was declared in Iraq and economic news brightened. Lower short-term interest rates, a significant income tax cut and higher government spending worked together to boost economic growth in the last six months of the period. Housing and auto sales remained strong throughout the period. Corporate profits staged a solid rebound. Employment was the only holdout, as the jobless rate remained at a nine-year high.

A WEAK START, THEN STOCKS MOVE HIGHER
The economy's weak showing held stocks back early in the period as investors backed away from risk in the build-up to war. However, in the second quarter of 2003 stocks staged an impressive rally that continued through the summer. Technology stocks were the strongest performers. Consumer stocks also gained ground as spending remained strong. In general, small- and mid-cap stocks outperformed large-caps, and growth stocks significantly out-paced value.

BONDS RETREAT IN SECOND HALF
As investors began to add risk to their portfolios, lower-quality segments of the bond market staged an impressive comeback. High-yield and emerging market bonds were the period's strongest performers. However, as interest rates began to climb and as investors moved money into the stock market, they gave back some of their gains in the second half of the period. Mortgage bonds lagged as mortgage prepayment activity heated up in the spring. Municipal bonds were hurt by concerns over state budget deficits and revenue shortfalls.

LOOKING AHEAD
A revival for riskier segments of both the stock and bond markets took many investors by surprise over the past year. Yet, it provided an excellent reminder that the best way to take advantage of the market's strongest gains is to own a diversified portfolio of stocks and bonds. We hope you will take time to talk to your financial advisor about diversification. And as always, we look forward to helping you achieve your long-term financial goals with State Street Research Funds.

Sincerely,

/s/ Richard S. Davis

Richard S. Davis
Chairman

August 31, 2003

PERFORMANCE
   DISCUSSION AS OF AUGUST 31, 2003

HOW STATE STREET RESEARCH HEALTH SCIENCES FUND PERFORMED
State Street Research Health Sciences Fund returned 52.46% for the six-month period ended August 31, 2003.(1) The fund did significantly better than the Lipper Health/Biotechnology Funds Index, which returned 17.62%.(2) It also outperformed the S&P 500 Index, which returned 20.87% for the same period.(3)

REASONS FOR THE FUND'S PERFORMANCE
Health care stocks that underperformed during the past three years were buoyed by the market rally, and our stock selection allowed us to capitalize on that rebound. In general, the fund benefited from its investments in biotechnology and small-cap pharmaceutical companies. Within biotechnology, DOV Pharmaceutical and Axonyx, both micro-cap names with demonstrated product development, were strong performers. In the pharmaceutical industry, MGI Pharmaceutical and BioMarin Pharmaceutical also outperformed. In medical instruments, Staar Surgical, an optical supply firm that markets implants that improve a patient's vision, was also a strong performer.

By contrast, our decision to overweight Wyeth, one of the world's largest drug makers, and Aradigm, a small firm that develops pulmonary drug delivery systems, detracted from performance.

LOOKING AHEAD
We expect that increased pressure to control health care costs will pose a challenge to the Health Care sector as the nation begins to count down to a presidential election. However, we will continue to focus on select small- and mid-cap securities, as well as international drug/biotech stocks, with innovative pipeline products that address unmet medical needs. We believe these stocks have the best potential to succeed in the current environment going forward.

TOP 10 HOLDINGS

ISSUER/SECURITY                       % OF FUND NET ASSETS
 1   Novartis AG                               4.4%
 2   Orphan Medical                            4.4%
 3   DOV Pharmaceutical                        4.3%
 4   Wyeth                                     4.0%
 5   Pfizer                                    3.1%
 6   Aspect Medical Systems                    3.0%
 7   Amgen                                     2.5%
 8   Discovery Laboratories                    2.5%
 9   TheraSense                                2.4%
10   Schering-Plough                           2.3%
     TOTAL                                    32.9%

BECAUSE FINANCIAL MARKETS AND MUTUAL FUND STRATEGIES ARE CONSTANTLY EVOLVING, IT IS POSSIBLE THAT THE FUND'S HOLDINGS, MARKET STANCE, OUTLOOK FOR VARIOUS INDUSTRIES OR SECURITIES AND OTHER MATTERS DISCUSSED IN THIS REPORT HAVE CHANGED SINCE THIS INFORMATION WAS PREPARED. PORTFOLIO CHANGES SHOULD NOT BE CONSIDERED RECOMMENDATIONS FOR ACTION BY INDIVIDUAL INVESTORS.

PERFORMANCE

Fund average annual total return as of 8/31/03(4),(6),(7)
(does not reflect sales charge)

                                              SINCE
                                            INCEPTION
                1 YEAR        3 YEARS       (12/21/99)
Class A         47.86%         5.77%          19.14%
Class B(1)      46.82%         5.17%          18.59%
Class B         46.85%         4.97%          18.41%
Class C         46.94%         5.11%          18.54%
Class S         48.33%         6.03%          19.38%

Fund average annual total return as of 9/30/03(4),(5),(6),(7)
(at maximum applicable sales charge)

                                              SINCE
                                            INCEPTION
                1 YEAR        3 YEARS       (12/21/99)
Class A         53.24%         2.80%          17.61%
Class B(1)      56.31%         3.30%          18.41%
Class B         56.43%         3.11%          18.23%
Class C         60.48%         4.17%          18.85%
Class S         62.97%         5.12%          19.71%

(1)  Class A shares; does not reflect sales charge.
(2) The Lipper Health/Biotechnology Funds Index is an equally weighted index of typically the 30 largest mutual funds within its respective investment objective. The index is unmanaged and does not take transaction charges into consideration. It is not possible to invest directly in the index.
(3) The S&P 500 Index (officially the "Standard & Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.
(4) KEEP IN MIND THAT PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The fund's share price and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. The returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Because this fund is focused on one market sector, it may involve more risk than broadly diversified funds, since its entire portfolio will be impacted by the performance of the health care industry in general. Performance results for the fund are increased by voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.
(5) Performance reflects a maximum 5.75% Class A share front-end sales charge, or a 5% Class B or Class B(1), or 1% Class C share contingent deferred sales charge, where applicable.
(6) For Classes B(1), B, C and S, performance for the period December 21, 1999 through October 16, 2000 (commencement of share class) reflects performance of Class A shares.
(7) Class S shares, offered without sales charge, are available through certain employee benefit plans and special programs.

                                      State Street Research HEALTH SCIENCES FUND

PORTFOLIO
   HOLDINGS

AUGUST 31, 2003 (UNAUDITED)

ISSUER                                                 SHARES        VALUE
------------------------------------------------------------------------------
COMMON STOCKS 86.2%

FINANCIAL SERVICES 1.5%
INSURANCE 0.8%
Cigna Corp.                                               7,440   $    354,739
WellChoice Inc.*                                         11,250        326,475
                                                                  ------------
Total Financial Services                                               681,214
                                                                  ------------

HEALTH CARE 84.7%
DRUGS & BIOTECHNOLOGY 67.6%
Abbott Laboratories Inc.                                 11,110        447,733
Adolor Corp.*                                            35,530        505,947
Altana AG ADR                                             7,490        387,233
Amgen Inc.*                                              17,720      1,167,748
Atrix Laboratories Inc.*                                 27,395        827,329
Aventis ADR                                               3,430        168,070
Axonyx Inc.*                                            322,560        877,363
Biogen Inc.*                                             17,495        690,353
BioMarin Pharmaceutical Inc.*                            32,505        307,172
Bristol-Myers Squibb Co.                                 25,500        646,935
CV Therapeutics Inc.*                                    12,425        318,701
Cypress Biosciences Inc.*                               176,600      1,040,174
Cytyc Corp.*                                             37,050        484,614
Discovery Laboratories Inc.*                            155,290      1,152,252
DOV Pharmaceutical Inc.*                                136,710      2,011,004
First Horizon Pharmaceutical Corp.*                     166,670      1,008,354
Forest Laboratories Inc.*                                17,230        809,810
Genzyme Corp.*                                            5,820        274,413
ICN Pharmaceuticals Inc.                                 28,020        490,350
Indevus Pharmaceuticals Inc.*                           174,720      1,043,078
Inspire Phamaceutical Inc.*                              25,660        375,919
InterMune Inc.*                                          47,790        909,922
Johnson & Johnson Ltd.                                   21,090      1,045,642
Millennium Pharmaceuticals Inc.*                         24,590        341,801
Mylan Laboratories Inc.                                  12,810        466,284
Novartis AG ADR                                          55,360      2,046,659
Orphan Medical Inc.*                                    167,690      2,037,433
OSI Pharmaceuticals Inc.*                                 9,670        368,427
Penwest Pharmaceuticals Co.*                             20,090        439,569
Pfizer Inc.                                              48,099      1,439,122
Progenics Pharmaceuticals Inc.*                          57,890        995,708
Protein Design Laboratories, Inc.*                       40,600        499,380
QLT PhotoTherapeutics Inc.*                              11,000        149,380
SangStat Medical Corp.*                                  21,240        474,289
Sanofi Synthelabo Inc. ADR                               13,210        372,258
Schering-Plough Inc.                                     68,930      1,047,047
Shire Pharmaceuticals Group ADR*                         18,990        441,518
Teva Pharmaceutical Industries Ltd. ADR                   3,920        230,151
Transkaryotic Therapies Inc.*                            50,680        635,983
Vicuron Phamaceuticals Inc.*                             23,550        351,837
Watson Pharmaceuticals Inc.*                              5,130        210,843
Wyeth Inc.                                               42,950      1,840,408
                                                                  ------------
                                                                    31,378,213
                                                                  ------------

HEALTH CARE FACILITIES 1.5%
HCA Inc.                                                 18,835        715,542
                                                                  ------------

HEALTH CARE SERVICES 4.6%
Aetna Inc.                                                8,420   $    479,940
Anthem Inc.*                                              7,038        515,182
Caremark Rx Inc.*                                        12,200        306,586
Universal Health Services Inc.*                          10,050        500,289
WellPoint Health Networks Inc. Cl. A*                     4,240        330,720
                                                                  ------------
                                                                     2,132,717
                                                                  ------------

HOSPITAL SUPPLIES 11.0%
Aspect Medical Systems Inc.*                            137,461      1,408,975
Becton Dickinson & Co.                                   11,890        434,461
Conceptus Inc.*                                          26,640        431,834
Guidant Corp.                                            16,660        836,332
Medtronic Inc.                                            6,700        332,186
Staar Surgical Co.*                                      45,790        551,770
TheraSense Inc.*                                         79,050      1,126,462
                                                                  ------------
                                                                     5,122,020
                                                                  ------------
Total Health Care                                                   39,348,492
                                                                  ------------
TOTAL COMMON STOCKS (COST $29,120,055)                              40,029,706
                                                                  ------------

SHORT-TERM INVESTMENTS 24.8%
State Street Navigator
  Securities Lending Prime Portfolio                 11,526,033     11,526,033
                                                                  ------------
TOTAL SHORT-TERM INVESTMENTS (COST $11,526,033)                     11,526,033
                                                                  ------------

                                            MATURITY    AMOUNT OF
                                              DATE      PRINCIPAL
------------------------------------------------------------------------------
COMMERCIAL PAPER 13.0%
American Express Credit
  Corp., 0.98%                              9/08/2003  $   980,000     979,813
American Express Credit
  Corp., 1.04%                              9/08/2003      558,000     557,887
American Express Credit
  Corp., 1.02%                              9/22/2003      624,000     623,629
Federal National Mortgage
  Association, 1.02%                        9/02/2003      673,000     672,981
Federal National Mortgage
  Association, 1.03%                        9/02/2003    1,500,000   1,499,957
General Electric Capital
  Corp., 1.05%                              9/22/2003    1,687,000   1,685,967
                                                                    ----------
TOTAL COMMERCIAL PAPER (COST $6,020,234)                             6,020,234
                                                                    ----------

                                                      % OF
                                                   NET ASSETS
------------------------------------------------------------------------------
SUMMARY OF PORTFOLIO ASSETS
Investments (Cost $46,666,322)                        124.0%        57,575,973
Cash and Other Assets, Less Liabilities               (24.0%)      (11,139,444)
                                                     ------      -------------
Net Assets                                            100.0%     $  46,436,529
                                                     ======      =============

KEY TO SYMBOLS
* Denotes a security which has not paid a dividend during the last year. ADR Stands for American Depositary Receipt, representing ownership of foreign securities.

FEDERAL INCOME TAX INFORMATION

At August 31, 2003, the net unrealized appreciation of investments based on cost for federal income tax purposes of $47,505,298 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of value
over tax cost                                                     $ 10,828,904

Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax cost
over value
                                                                      (758,229)
                                                                  ------------
                                                                  $ 10,070,675
                                                                  ============

The notes are an integral part of the financial statements.

FINANCIAL
   STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2003 (unaudited)

ASSETS
Investments, at value (cost $46,666,322) (NOTE I)                 $ 57,575,973
Cash                                                                     4,396
Receivable for fund shares sold                                        417,722
Receivable for securities sold                                         150,633
Receivable from distributor                                             28,355
Dividends receivable                                                    26,494
Foreign tax receivable                                                   3,053
Other assets                                                            22,423
                                                                  ------------
                                                                    58,229,049
                                                                  ------------

LIABILITIES
Payable for collateral received on securities loaned                11,526,033
Payable for fund shares redeemed                                        50,319
Accrued transfer agent and shareholder services                         39,136
Accrued management fee                                                  27,355
Accrued distribution and service fees                                   22,263
Accrued administration fee                                               9,816
Accrued trustees' fees                                                   5,476
Other accrued expenses                                                 112,122
                                                                  ------------
                                                                    11,792,520
                                                                  ------------

NET ASSETS                                                        $ 46,436,529
                                                                  ============
Net Assets consist of:
  Unrealized appreciation of investments                          $ 10,909,651
  Accumulated net realized loss                                     (3,392,805)
  Paid-in capital                                                   38,919,683
                                                                  ------------
                                                                  $ 46,436,529
                                                                  ============

                    NET ASSET VALUE (NAV) OF EACH SHARE CLASS

EXCEPT WHERE NOTED, THE NAV IS THE OFFERING AND THE REDEMPTION PRICE FOR EACH CLASS.

CLASS           NET ASSETS   DIVIDED BY   NUMBER OF SHARES   =      NAV
 A             $ 23,816,984                   1,349,811          $  17.64*
 B(1)          $ 15,198,304                     876,333          $  17.34**
 B             $  2,820,223                     163,588          $  17.24**
 C             $  3,158,012                     182,486          $  17.31**
 S             $  1,443,006                      81,183          $  17.77

*    Maximum offering price per share = $18.72 ($17.64 DIVIDED BY 0.9425)
** When you sell Class B(1), Class B or Class C shares, you receive the net asset value minus deferred sales charge, if any.

STATEMENT OF OPERATIONS
For the six months ended August 31, 2003 (unaudited)

INVESTMENT INCOME
Interest (NOTE 1)                                                 $       23,147
Dividends, net of foreign taxes (NOTE 1)                                 103,852
                                                                  --------------
                                                                         126,999

EXPENSES
Management fee (NOTE 2)                                                  129,183
Transfer agent and shareholder services (NOTE 2)                         114,180
Custodian fee                                                             43,478
Administration fee (NOTE 2)                                               40,637
Reports to shareholders                                                    6,033
Distribution and service fees - Class A (NOTE 5)                          24,728
Distribution and service fees - Class B(1) (NOTE 5)                       60,921
Distribution and service fees - Class B (NOTE 5)                          11,261
Distribution and service fees - Class C (NOTE 5)                          11,119
Registration fees                                                         26,925
Audit fee                                                                 10,971
Trustees' fees (NOTE 2)                                                    6,350
Legal fees                                                                   644
Miscellaneous                                                              9,526
                                                                  --------------
                                                                         495,956
Expenses borne by the distributor (NOTE 3)                              (173,503)
Fees paid indirectly (NOTE 2)                                               (881)
                                                                  --------------
                                                                         321,572
                                                                  --------------
Net investment loss                                                     (194,573)
                                                                  --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
Net realized gain on investments (NOTES 1 AND 4)                       2,092,385
Net realized loss on foreign currency                                       (337)
                                                                  --------------
  Total net realized gain                                              2,092,048
                                                                  --------------
Change in unrealized appreciation of investments                      10,927,974
                                                                  --------------
Net gain on investments                                               13,020,022
                                                                  --------------
Net increase in net assets resulting from operations              $   12,825,449
                                                                  ==============

The notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                             SIX MONTHS ENDED
                                              AUGUST 31, 2003      YEAR ENDED
                                                (UNAUDITED)     FEBRUARY 28, 2003
                                             ------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss                           $    (194,573)      $   (354,863)
Net realized gain (loss) on investments
  and foreign currency                            2,092,048         (5,060,168)
Change in unrealized appreciation
  (depreciation) of investments                  10,927,974           (873,778)
                                             ------------------------------------
Net increase (decrease) resulting
  from operations                                12,825,449         (6,288,809)
                                             ------------------------------------
Distribution from capital gains:
  Class A                                                --            (32,999)
  Class B(1)                                             --            (29,756)
  Class B                                                --             (6,142)
  Class C                                                --             (3,829)
  Class S                                                --             (2,787)
                                             ------------------------------------
                                                         --            (75,513)
                                             ------------------------------------
Net increase (decrease) from fund
  share transactions (NOTE 7)                    11,139,616           (588,099)
                                             ------------------------------------
Total increase (decrease) in net
  assets                                         23,965,065         (6,952,421)
NET ASSETS
Beginning of period                              22,471,464         29,423,885
                                             ------------------------------------
End of period                                 $  46,436,529       $ 22,471,464
                                             ====================================

NOTES TO UNAUDITED FINANCIAL STATEMENTS

August 31, 2003

NOTE 1
State Street Research Health Sciences Fund (the "Fund"), is a series of State Street Research Financial Trust (the "Trust"), which was organized as a Massachusetts business trust in November, 1986, and is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists presently of two separate funds: State Street Research Health Sciences Fund and State Street Research Government Income Fund.

The investment objective of the fund is to provide long-term growth of capital. Under normal market conditions, the fund invests at least 80% of total assets in securities of companies in health sciences and related industries. These may include common and preferred stocks, convertible securities, warrants and depositary receipts.

The fund offers five classes of shares. Class A shares are subject to an initial sales charge of up to 5.75% and pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B(1) and Class B shares pay annual service and distribution fees of 1.00% and automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) and Class B shares are subject to a contingent deferred sales charge on certain redemptions made within six years and five years of purchase, respectively. Class B shares are offered only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase, and also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an investment manager subsidiary of MetLife, Inc. ("MetLife"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees. The fund's expenses are borne prorata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the fund in preparing its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America.

A. INVESTMENT VALUATION
Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system are valued at closing prices supplied through such system. If not quoted on the Nasdaq system, such securities are valued at prices obtained from independent brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Trustees. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of these securities, then they are valued at their fair value taking this trading or these events into account.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

The notes are an integral part of the financial statements.

C. NET INVESTMENT INCOME
Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. The fund is charged for expenses directly attributable to it, while indirect expenses are allocated between both funds in the Trust.

D. DIVIDENDS
Dividends from net investment income are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. The difference is primarily due to differing treatments for wash sale deferrals.

The fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099 for the calendar year 2003.

E. FEDERAL INCOME TAXES
No provision for federal income taxes is necessary because the fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

At February 28, 2003, the fund had a capital loss carryforward of $2,643,815 available, to the extent provided in regulations, to offset future capital gains, if any, which expires on February 28, 2011.

In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the fund is required to measure and distribute annually, if necessary, net capital gains realized during a twelve-month period ending October 31. In this connection, the fund is permitted to defer into its next fiscal year any net capital losses incurred between each November 1 and the end of its fiscal year. From November 1, 2002 through February 28, 2003, the fund incurred net capital losses of approximately $1,413,000 and intends to defer and treat such losses as arising in the fiscal year ended February 28, 2004.

F. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G. SECURITIES LENDING
The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the fund will bear the loss. At August 31, 2003, the value of the securities loaned and the value of collateral were $11,350,377 and $11,526,033 (including $11,472,847 of collateral cash invested in State Street Navigator Securities Lending prime portfolio and $53,186 of U.S. Government obligations), respectively. During the six months ended August 31, 2003, income from securities lending amounted to $8,028 and is included in interest income.

NOTE 2
The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.75% of the fund's net assets. In consideration of these fees, the Adviser furnishes the fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended August 31, 2003, the fees pursuant to such agreement amounted to $129,183.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), provides certain shareholder services to the fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the fund. In addition, MetLife receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, such as employee benefit plans, through or under which shares of the fund may be purchased. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs. During the six months ended August 31, 2003, the amount of such expenses allocated to the Fund was $29,674.

The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the six months ended August 31, 2003, the fund's transfer agent fees were reduced by $881 under this arrangement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $6,350 during the six months ended August 31, 2003.

The fund has agreed to pay the Adviser for certain administrative costs incurred in providing other assistance and services to the fund. The fee was based on a fixed amount that has been allocated equally among State Street Research funds. During the six months ended August 31 2003, the amount of such expenses was $40,637.

NOTE 3
The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the fund. During the six months ended August 31, 2003, the amount of such expenses assumed by the Distributor and its affiliates was $173,503.

NOTE 4
For the six months ended August 31, 2003, purchases and sales of securities, exclusive of short-term obligations and U.S. government obligations, aggregated $23,482,664, and $18,700,860, respectively.

NOTE 5
The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plans, the fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1) and Class C shares. In addition, the fund pays annual distribution fees of 0.05% of average daily net assets for Class A shares. The fund pays annual distribution fees of 0.75% of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended August 31, 2003, fees pursuant to such plans amounted to $24,728, $60,921, $11,261 and $11,119 for Class A, Class B(1), Class B and
Class C shares, respectively. The payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund.

The fund has been informed that the Distributor and MetLife Securities, Inc., a wholly-owned subsidiary of MetLife, earned initial sales charges aggregating $20,917 and $33,364, respectively, on sales of Class A shares of the fund during the six months ended August 31, 2003, and that MetLife Securities, Inc., earned commissions aggregating $25,310 and $345 on sales of Class B(1) and Class C shares, respectively, and the Distributor collected contingent deferred sales charges aggregating $18,925, $253 and $647 on redemptions of Class B(1), Class B and Class C shares, respectively, during the same period.

NOTE 6
PricewaterhouseCoopers LLP resigned as the fund's independent accountants as of April 25, 2003. The Trustees voted to appoint Deloitte & Touche LLP as the fund's independent accountants for the fund's fiscal year ended February 28, 2004. During the previous two years, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two previous fiscal years and through April 25, 2003, there were no disagreements between the Fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused it to make reference to the disagreements in its report on the financial statements for such years.

NOTE 7
These transactions break down by share class as follows:

                                                                       SIX MONTHS ENDED
                                                                        AUGUST 31, 2003               YEAR ENDED
                                                                          (UNAUDITED)              FEBRUARY 28, 2003
                                                                 ---------------------------------------------------------
CLASS A                                                              SHARES        AMOUNT        SHARES        AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Shares sold                                                         1,054,599   $ 17,050,522      424,141   $  5,509,615
Issued upon reinvestment of distribution from capital gains                --             --        2,097         31,088
Shares redeemed                                                      (504,142)    (8,301,853)    (532,299)    (6,628,461)
                                                                   ----------   ------------   ----------   ------------
Net increase (decrease)                                               550,457   $  8,748,669     (106,061)  $ (1,087,758)
                                                                   ==========   ============   ==========   ============

CLASS B(1)                                                           SHARES        AMOUNT        SHARES        AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Shares sold                                                           133,754   $  2,138,102      216,449   $  2,769,137
Issued upon reinvestment of distribution from capital gains                --             --        1,989         29,278
Shares redeemed                                                       (71,324)    (1,024,648)    (199,671)    (2,377,172)
                                                                   ----------   ------------   ----------   ------------
Net increase                                                           62,430   $  1,113,454       18,767   $    421,243
                                                                   ==========   ============   ==========   ============

CLASS B                                                              SHARES        AMOUNT        SHARES        AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Shares sold                                                            32,723   $    520,034       34,052   $    442,039
Issued upon reinvestment of distribution from capital gains                --             --          412          6,044
Shares redeemed                                                       (14,845)      (220,545)     (65,760)      (795,205)
                                                                   ----------   ------------   ----------   ------------
Net increase (decrease)                                                17,878   $    299,489      (31,296)  $   (347,122)
                                                                   ==========   ============   ==========   ============

CLASS C                                                              SHARES        AMOUNT        SHARES        AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Shares sold                                                           115,428   $  1,808,927       43,631   $    582,314
Issued upon reinvestment of distribution from capital gains                --             --          257          3,769
Shares redeemed                                                       (46,317)      (743,055)     (22,332)      (267,641)
                                                                   ----------   ------------   ----------   ------------
Net increase                                                           69,111   $  1,065,872       21,556   $    318,442
                                                                   ==========   ============   ==========   ============

CLASS S                                                              SHARES        AMOUNT        SHARES        AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Shares sold                                                            14,877   $    231,335       17,914   $    229,325
Issued upon reinvestment of distribution from capital gains                --             --          187          2,787
Shares redeemed                                                       (18,574)      (319,203)      (9,811)      (125,016)
                                                                   ----------   ------------   ----------   ------------
Net increase (decrease)                                                (3,697)  $    (87,868)       8,290   $    107,096
                                                                   ==========   ============   ==========   ============

FINANCIAL HIGHLIGHTS

                                                                                           CLASS A
                                                                   ----------------------------------------------------
                                                                    SIX MONTHS ENDED        YEARS ENDED FEBRUARY 28
                                                                     AUGUST 31, 2003   --------------------------------
                                                                     (UNAUDITED)(a)     2003(a)     2002(a)     2001(a)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                                 11.57           14.43       14.14       13.33
                                                                         -----           -----       -----       -----
  Net investment loss ($)*                                               (0.06)          (0.12)      (0.13)      (0.06)
  Net realized and unrealized gain (loss) on investments and
    foreign currency ($)                                                  6.13           (2.70)       0.47        1.88
                                                                         -----           -----       -----       -----
TOTAL FROM INVESTMENT OPERATIONS ($)                                      6.07           (2.82)       0.34        1.82
                                                                         -----           -----       -----       -----
  Distributions from capital gains ($)                                      --           (0.04)      (0.05)      (1.01)
                                                                         -----           -----       -----       -----
TOTAL DISTRIBUTIONS ($)                                                     --           (0.04)      (0.05)      (1.01)
                                                                         -----           -----       -----       -----
NET ASSET VALUE, END OF PERIOD ($)                                       17.64           11.57       14.43       14.14
                                                                         =====           =====       =====       =====
Total return (%)(b)                                                      52.46          (19.63)       2.41       14.31

RATIOS/SUPPLEMENTAL DATA:

Net assets at end of period ($ thousands)                               23,817           9,250      13,069       6,863
Expense ratio (%)*                                                        1.56(d)         1.56        1.58        1.57
Expense ratio after expense reductions (%)*                               1.55(d)         1.55        1.55        1.54
Ratio of net investment loss to average net assets (%)*                  (0.80)(d)       (0.99)      (0.88)      (0.48)
Portfolio turnover rate (%)                                              59.87          157.37       75.31      139.09
*Reflects voluntary reduction of expenses of these amounts (%)            0.96(d)         1.48        1.83        6.87

                                                                          CLASS A
                                                                    --------------------
                                                                     DECEMBER 21, 1999
                                                                      (COMMENCEMENT OF
                                                                       OPERATIONS) TO
                                                                    FEBRUARY 29, 2000(a)
----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                                  10.00
                                                                         ------
  Net investment loss ($)*                                                (0.00)
  Net realized and unrealized gain (loss) on investments and
    foreign currency ($)                                                   3.33
                                                                         ------
TOTAL FROM INVESTMENT OPERATIONS ($)                                       3.33
                                                                         ------
  Distributions from capital gains ($)                                       --
                                                                         ------
TOTAL DISTRIBUTIONS ($)                                                      --
                                                                         ------
NET ASSET VALUE, END OF PERIOD ($)                                        13.33
                                                                         ======
Total return (%)(b)                                                       33.30(c)

RATIOS/SUPPLEMENTAL DATA:

Net assets at end of period ($ thousands)                                 1,654
Expense ratio (%)*                                                         1.50(d)
Expense ratio after expense reductions (%)*                                1.50(d)
Ratio of net investment loss to average net assets (%)*                   (0.13)(d)
Portfolio turnover rate (%)                                               44.48
*Reflects voluntary reduction of expenses of these amounts (%)             8.56(d)

                                                                                           CLASS B(1)
                                                                   -------------------------------------------------------
                                                                    SIX MONTHS ENDED         YEARS ENDED FEBRUARY 28
                                                                     AUGUST 31, 2003   -----------------------------------
                                                                     (UNAUDITED)(a)     2003(a)     2002(a)    2001(a)(e)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                                 11.41           14.34       14.14       15.50
                                                                        ------          ------      ------      ------
  Net investment loss ($)*                                               (0.11)          (0.21)      (0.23)      (0.04)
  Net realized and unrealized gain (loss) on investments and
    foreign currency ($)                                                  6.04           (2.68)       0.48       (0.63)
                                                                        ------          ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS ($)                                      5.93           (2.89)       0.25       (0.67)
                                                                        ------          ------      ------      ------
  Distributions from capital gains ($)                                      --           (0.04)      (0.05)      (0.69)
                                                                        ------          ------      ------      ------
TOTAL DISTRIBUTIONS ($)                                                     --           (0.04)      (0.05)      (0.69)
                                                                        ------          ------      ------      ------
NET ASSET VALUE, END OF PERIOD ($)                                       17.34           11.41       14.34       14.14
                                                                        ======          ======      ======      ======
Total return (%)(b)                                                      51.97(c)       (20.24)       1.77       (4.47)(c)

RATIOS/SUPPLEMENTAL DATA:

Net assets at end of period ($ thousands)                               15,198           9,290      11,399       4,645
Expense ratio (%)*                                                        2.26(d)         2.26        2.28        2.28(d)
Expense ratio after expense reductions (%)*                               2.25(d)         2.25        2.25        2.25(d)
Ratio of net investment loss to average net assets (%)*                  (1.50)(d        (1.69)      (1.59)      (0.81)(d)
Portfolio turnover rate (%)                                              59.87          157.37       75.31      139.09
*Reflects voluntary reduction of expenses of these amounts (%)            1.06(d)         1.48        1.71        6.26(d)

                                                                                            CLASS B
                                                                   -------------------------------------------------------
                                                                    SIX MONTHS ENDED         YEARS ENDED FEBRUARY 28
                                                                     AUGUST 31, 2003   -----------------------------------
                                                                     (UNAUDITED)(a)     2003(a)     2002(a)    2001(a)(e)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                                 11.34           14.31       14.12       15.50
                                                                        ------          ------      ------      ------
  Net investment loss ($)*                                               (0.11)          (0.21)      (0.22)      (0.04)
  Net realized and unrealized gain (loss) on investments
    and foreign currency ($)                                              6.01           (2.72)       0.46       (0.65)
                                                                        ------          ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS ($)                                      5.90           (2.93)       0.24       (0.69)
                                                                        ------          ------      ------      ------
  Distributions from capital gains ($)                                      --           (0.04)      (0.05)      (0.69)
                                                                        ------          ------      ------      ------
TOTAL DISTRIBUTIONS ($)                                                     --           (0.04)      (0.05)      (0.69)
                                                                        ------          ------      ------      ------
NET ASSET VALUE, END OF PERIOD ($)                                       17.24           11.34       14.31       14.12
                                                                        ======          ======      ======      ======
Total return (%)(b)                                                      52.03(c)       (20.56)       1.70       (4.61)(c)
RATIOS/SUPPLEMENTAL DATA:

Net assets at end of period ($ thousands)                                2,820           1,653       2,533       1,964
Expense ratio (%)*                                                        2.26(d)         2.26        2.28        2.28(d)
Expense ratio after expense reductions (%)*                               2.25(d)         2.25        2.25        2.25(d)
Ratio of net investment loss to average net assets (%)*                  (1.51)(d)       (1.70)      (1.57)      (0.83)(d)
Portfolio turnover rate (%)                                              59.87          157.37       75.31      139.09
*Reflects voluntary reduction of expenses of these amounts (%)            1.05(d)         1.47        1.97        6.36(d)

                                                                                            CLASS C
                                                                   -------------------------------------------------------
                                                                    SIX MONTHS ENDED         YEARS ENDED FEBRUARY 28
                                                                     AUGUST 31, 2003   -----------------------------------
                                                                     (UNAUDITED)(a)     2003(a)     2002(a)    2001(a)(e)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                                 11.39           14.31       14.11       15.50
                                                                        ------          ------      ------      ------
  Net investment loss ($)*                                               (0.12)          (0.21)      (0.23)      (0.04)
  Net realized and unrealized gain (loss) on investments
    and foreign currency ($)                                              6.04           (2.67)       0.48       (0.66)
                                                                        ------          ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS ($)                                      5.92           (2.88)       0.25       (0.70)
                                                                        ------          ------      ------      ------
  Distributions from capital gains ($)                                      --           (0.04)      (0.05)      (0.69)
                                                                        ------          ------      ------      ------
TOTAL DISTRIBUTIONS ($)                                                     --           (0.04)      (0.05)      (0.69)
                                                                        ------          ------      ------      ------
NET ASSET VALUE, END OF PERIOD ($)                                       17.31           11.39       14.31       14.11
                                                                        ======          ======      ======      ======
Total return (%)(b)                                                      51.98(c)       (20.21)       1.77       (4.67)(c)
RATIOS/SUPPLEMENTAL DATA:

Net assets at end of period ($ thousands)                                3,158           1,291       1,314         645
Expense ratio (%)*                                                        2.26(d)         2.26        2.28        2.28(d)
Expense ratio after expense reductions (%)*                               2.25(d)         2.25        2.25        2.25(d)
Ratio of net investment loss to average net assets (%)*                  (1.50)(d)       (1.69)      (1.58)      (0.83)(d)
Portfolio turnover rate (%)                                              59.87          157.37       75.31      139.09
*Reflects voluntary reduction of expenses of these amounts (%)            0.97(d)         1.49        1.71        5.87(d)

                                                                                            CLASS S
                                                                   -------------------------------------------------------
                                                                    SIX MONTHS ENDED         YEARS ENDED FEBRUARY 28
                                                                     AUGUST 31, 2003   -----------------------------------
                                                                     (UNAUDITED)(a)     2003(a)     2002(a)    2001(a)(e)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                                 11.64           14.48       14.14       15.50
                                                                        ------          ------      ------      ------
  Net investment income (loss) ($)*                                      (0.04)          (0.09)      (0.08)       0.01
  Net realized and unrealized gain (loss) on investments and
    foreign currency ($)                                                  6.17           (2.71)       0.47       (0.68)
                                                                        ------          ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS ($)                                      6.13           (2.80)       0.39       (0.67)
                                                                        ------          ------      ------      ------
  Distributions from capital gains ($)                                      --           (0.04)      (0.05)      (0.69)
                                                                        ------          ------      ------      ------
TOTAL DISTRIBUTIONS ($)                                                     --           (0.04)      (0.05)      (0.69)
                                                                        ------          ------      ------      ------
NET ASSET VALUE, END OF PERIOD ($)                                       17.77           11.64       14.48       14.14
                                                                        ======          ======      ======      ======
Total return (%)(b)                                                      52.66(c)       (19.42)       2.76       (4.48)(c)
RATIOS/SUPPLEMENTAL DATA:

Net assets at end of period ($ thousands)                                1,443             988       1,109         946
Expense ratio (%)*                                                        1.26(d)         1.26        1.28        1.28(d)
Expense ratio after expense reductions (%)*                               1.25(d)         1.25        1.25        1.25(d)
Ratio of net investment income (loss) to average net assets (%)*         (0.50)(d)       (0.69)      (0.56)       0.18(d)
Portfolio turnover rate (%)                                              59.87          157.37       75.31      139.09
*Reflects voluntary reduction of expenses of these amounts (%)            1.06(d)         1.49        1.97        5.58(d)

(a)  Per-share figures have been calculated using the average shares method.

(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarliy assumed a portion of the fund's expenses.

(c)  Not annualized

(d)  Annualized

(e)  October 16, 2000 (commencement of share class) to February 28, 2001

TRUSTEES AND OFFICERS STATE STREET RESEARCH FINANCIAL TRUST

                                                                                             NUMBER OF FUNDS
NAME,                POSITION(S) TERM OF OFFICE                                              IN FUND COMPLEX          OTHER
ADDRESS               HELD WITH   AND LENGTH OF             PRINCIPAL OCCUPATIONS              OVERSEEN BY      DIRECTORSHIPS HELD
AND AGE(a)              FUND     TIME SERVED(b)              DURING PAST 5 YEARS            TRUSTEE/OFFICER(c)  BY TRUSTEE/OFFICER
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
BRUCE R. BOND         Trustee         Since     Retired; formerly Chairman of the Board,            19         Ceridian Corporation
(57)                                  1999      Chief Executive Officer and President,
                                                PictureTel Corporation (video conferencing
                                                systems)
STEVE A. GARBAN       Trustee         Since     Retired; formerly Senior Vice President             55         Metropolitan Series
(66)                                  1997      for Finance and Operations and Treasurer,                      Fund, Inc.(d)
                                                The Pennsylvania State University
DEAN O. MORTON        Trustee         Since     Retired; formerly Executive Vice                    55         The Clorox Company;
(71)                                  1987      President, Chief Operating Officer and                         KLA-Tencor
                                                Director, Hewlett-Packard Company                              Corporation; BEA
                                                (computer manufacturer)                                        Systems, Inc.;
                                                                                                               Cepheid; Pharsight
                                                                                                               Corporation; and
                                                                                                               Metropolitan Series
                                                                                                               Fund, Inc.
SUSAN M. PHILLIPS     Trustee         Since     Dean, School of Business and Public                 19         The Kroger Co.
(58)                                  1998      Management, George Washington University;
                                                formerly a member of the Board of
                                                Governors of the Federal Reserve System;
                                                and Chairman and Commissioner of the
                                                Commodity Futures Trading Commission
TOBY ROSENBLATT       Trustee         Since     President, Founders Investments Ltd.                55         A.P. Pharma, Inc.;
(65)                                  1993      (investments); formerly President, The                         and Metropolitan
                                                Glen Ellen Company (private investment                         Series Fund, Inc.(d)
                                                firm)
MICHAEL S.            Trustee         Since     Jay W. Forrester Professor of Management,           55         Metropolitan Series
SCOTT MORTON (66)                     1987      Sloan School of Management, Massachusetts                      Fund, Inc.(d)
                                                Institute of Technology
JAMES M. STOREY       Trustee         Since     Attorney; formerly Partner, Dechert (law            19         SEI Investments Funds
(72)                                  2002      firm)                                                          (consisting of 104
                                                                                                               portfolios); and The
                                                                                                               Massachusetts Health
                                                                                                               & Education
                                                                                                               Tax-Exempt Trust

INTERESTED TRUSTEES
RICHARD S. DAVIS(+)   Trustee         Since     Chairman of the Board, President and Chief          19         None
(57)                                  2000      Executive Officer of State Street Research
                                                & Management Company; formerly Senior Vice
                                                President, Fixed Income Investments,
                                                Metropolitan Life Insurance Company

OFFICERS
C. KIM GOODWIN        Vice            Since     Managing Director and Chief Investment              18         None
(44)                  President       2002      Officer - Equities of State Street
                                                Research & Management Company; formerly
                                                Chief Investment Officer - U.S. Growth
                                                Equities, American Century
JOHN S. LOMBARDO      Vice            Since     Managing Director, Chief Financial Officer          19         None
(48)                  President       2001      and Director of State Street Research &
                                                Management Company; formerly Executive
                                                Vice President, State Street Research &
                                                Management Company; and Senior Vice
                                                President, Product and Financial
                                                Management, MetLife Auto & Home
MARK A. MARINELLA     Vice            Since     Managing Director and Chief Investment              9          None
(45)                  President       2003      Officer - Fixed Income, State Street
                                                Research & Management Company; formerly
                                                Executive Vice President and Senior Vice
                                                President, State Street Research &
                                                Management Company; and Chief Investment
                                                Officer and Head of Fixed Income, Columbia
                                                Management Group
AJAY MEHRA (38)       Vice            Since     Managing Director, State Street Research &          2          None
                      President       2003      Management Company; formerly Senior Vice
                                                President, Vice President and portfolio
                                                manager, Columbia Management Group
ELIZABETH M.          Vice            Since     Managing Director, State Street Research &          8          None
WESTVOLD (43)         President       2003      Management Company; formerly Senior Vice
                                                President, State Street Research &
                                                Management Company
ERIN XIE (35)         Vice            Since     Senior Vice President, State Street                 2          None
                      President       2003      Research & Management Company; formerly
                                                Vice President, State Street Research &
                                                Management Company; and research
                                                associate, Sanford Bernstein & Company
DOUGLAS A. ROMICH     Treasurer       Since     Senior Vice President and Treasurer of              19         None
(46)                                  2001      State Street Research & Management
                                                Company; formerly Vice President and
                                                Assistant Treasurer, State Street Research
                                                & Management Company
FRANCIS J.            Secretary       Since     Managing Director, General Counsel and              19         None
McNAMARA, III (48)                    1995      Secretary of State Street Research &
                                                Management Company; formerly Executive
                                                Vice President, State Street Research &
                                                Management Company

The fund's Statement of Additional Information includes additional information about the fund's trustees, and is available without charge, by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free 1-87-SSR-FUNDS (1-877-773-8637).
(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.
(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.
(c) Includes all series of 9 investment companies for which State Street Research & Management Company has served as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc., is MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc.
(d) Serves as Director of Metropolitan Series Fund, Inc., an investment company comprising 36 separate portfolios.
(+) Mr. Davis is an "interested person" of the Trust under the Investment Company Act of 1940 by reason of his affiliation with the Trust's Investment Manager, State Street Research & Management Company, as noted.

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send these materials to you via e-mail. To learn more, visit us on the Web at
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(1-877-773-8637).

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Call a service center representative at 1-87-SSR-FUNDS (1-877-773-8637), Monday
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[SEAL]

                               FORM N-CSR(2 OF 3)

ITEM 2 (CODE OF ETHICS): Not applicable to this filing.

ITEM 3 (AUDIT COMMITTEE FINANCIAL EXPERT): Not applicable to this filing.

ITEM 4 (PRINCIPAL ACCOUNTANT FEES AND SERVICES): Not applicable to this filing.

ITEM 5 (RESERVED)

ITEM 6 (RESERVED)

ITEM 7 (DISCLOSURE OF PROXY VOTING POLICIES & PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES): Not applicable to this filing.

ITEM 8 (RESERVED)

ITEM 9 (CONTROLS AND PROCEDURES):

       SUB-ITEM 9a - The Principal Executive Officer and the Principal Financial Officer have concluded that the State Street Research Master Investment Trust disclosure controls and procedures (as defined in Rule 30-a2(c) under the Investment Company Act) provide reasonable assurances that material information relating to the State Street Research Master Investment Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

       SUB-ITEM 9b - There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation referenced in
       (a)(i) above.

ITEM 10 (EXHIBITS):

       SUB-ITEM 10a - Not applicable to this filing.

       SUB-ITEM 10b - Certification Exhibits are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                     State Street Research Financial Trust

                     By:     /s/ Richard S. Davis
                          ------------------------------------------------------
                             Richard S. Davis, President, Chairman and
                             Chief Executive Officer
                             Principal Executive Officer

                     Date    October 30, 2003
                          ------------------------------------------------------

                               FORM N-CSR(3 OF 3)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

                     By:     /s/ Richard S. Davis
                          ------------------------------------------------------
                             Richard S. Davis, President, Chairman and
                             Chief Executive Officer
                             Principal Executive Officer

                     Date    October 30, 2003
                          ------------------------

                     By:     /s/ Douglas A. Romich
                          ------------------------------------------------------
                             Douglas A. Romich, Treasurer
                             Principal Financial Officer

                     Date    October 30, 2003
                          ------------------------